Stockholders' Equity (Details Narrative) - shares	Jan. 21, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2015	Mar. 16, 2015	Mar. 15, 2015
Common stock, authorized		43,333,333	43,333,333	43,333,333		43,333,333	650,000,000
Description of reverse stock split	1-for-15
We Sell Cellular LLC [Member] | Series A Convertible Preferred Stock [Member]
Number of common shares issued upon conversion					100,000
Preferred stock, issued
Preferred stock, outstanding					100,000
We Sell Cellular LLC [Member] | Series B Convertible Preferred Stock [Member]
Number of common shares issued upon conversion					951,250
Preferred stock, issued
Preferred stock, outstanding					60,411
We Sell Cellular LLC [Member] | Series C Convertible Preferred Stock [Member]
Number of common shares issued upon conversion					146,667
Preferred stock, issued
Preferred stock, outstanding					146,667
We Sell Cellular LLC [Member] | Series E Convertible Preferred Stock [Member]
Number of common shares issued upon conversion					103,232
Preferred stock, issued
Preferred stock, outstanding					103,232